DEFERRED CHARGES (Schedule of estimated aggregate amortization expense) (Details)	Jul. 31, 2019 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
2020	$ 291,538
2021	297,985
2022	270,944
2023	257,772
2024	$ 235,093